Prepaid Expenses and Other Assets - Schedule of Prepayment And Other Current Assets Allowance For Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayment And Other Current Assets Allowance For Expected Credit Losses [Abstract]
Beginning	$ 150,000
Provision for expected credit losses	1,542,600	150,000
Reversal of expected credit losses	(55,515)
Exchange rate difference	(18,082)
Ending	$ 1,619,003	$ 150,000